Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Global Real Estate Securities Fund (Prospectus Summary): | Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL REAL ESTATE SECURITIES FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 9, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012)

This supplement updates information currently in the Prospectus.  Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under Principal Investment Strategies, add the following as the last paragraph of the section:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Risk, Heading	rr_RiskHeading	Add the following to the list of Principal Risks :
Risk, Narrative	rr_RiskNarrativeTextBlock

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Global Real Estate Securities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSIX